Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events	Note 8 – Subsequent Events Management has evaluated subsequent events and has concluded no events warrant disclosure.
Note 13 – Subsequent Events

    In February 28, 2013, the Company entered into a Separation and Settlement Agreement with its former CEO, Jack Talley. Pursuant to the agreement, the Company will pay Mr. Talley in 2 equal installments the aggregate amount of $250,000 and a performance bonus of $60,000 for his service from August 15, 2012 to December 31, 2012. The $60,000 bonus was included in the accounts payable and accrued liabilities on the Company’s balance sheet at December 31, 2012.